Investments in subsidiaries - Assets acquired and liabilities assumed in current fiscal year (Details) - CAD ($)	Sep. 30, 2023	Jul. 29, 2022	May 31, 2022	Oct. 28, 2021
Disclosure of detailed information about borrowings [line items]
Current assets	$ 171,269,000
PP&E (Note 6)	8,164,000
Right-of-use assets (Note 7)	22,114,000
Contract costs	979,000
Intangible assets1 (Note 9)	110,647,000
Other long-term assets	18,698,000
Goodwill	630,848,000
Current liabilities	(164,100,000)
Long-term debt	(162,640,000)
Lease liabilities	(23,181,000)
Deferred tax liabilities	(15,954,000)
Retirement benefits obligations (Note 17)	(10,192,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	586,652,000
Cash acquired	71,966,000
Net assets acquired	658,618,000
Consideration paid	639,192,000
Consideration payable	19,426,000
CMC
Disclosure of detailed information about borrowings [line items]
Current assets	46,900,000
PP&E (Note 6)	1,556,000
Right-of-use assets (Note 7)	3,353,000
Contract costs	979,000
Intangible assets1 (Note 9)	20,657,000
Other long-term assets	2,336,000
Goodwill	93,638,000
Current liabilities	(41,055,000)
Long-term debt	(37,937,000)
Lease liabilities	(3,920,000)
Deferred tax liabilities	(2,706,000)
Retirement benefits obligations (Note 17)	0
Identifiable assets acquired, net, excluding cash and cash equivalents	83,801,000
Cash acquired	7,099,000
Net assets acquired	90,900,000			$ 90,900,000
Consideration paid	79,291,000
Consideration payable	11,609,000
Umanis
Disclosure of detailed information about borrowings [line items]
Current assets	106,102,000
PP&E (Note 6)	5,179,000
Right-of-use assets (Note 7)	12,855,000
Contract costs	0
Intangible assets1 (Note 9)	62,337,000
Other long-term assets	16,362,000
Goodwill	391,026,000
Current liabilities	(96,141,000)
Long-term debt	(77,973,000)
Lease liabilities	(12,919,000)
Deferred tax liabilities	(12,688,000)
Retirement benefits obligations (Note 17)	(9,743,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	384,397,000
Cash acquired	35,861,000
Net assets acquired	420,258,000		$ 303,896,000
Consideration paid	420,258,000	$ 116,362,000
Consideration payable	0
Others
Disclosure of detailed information about borrowings [line items]
Current assets	18,267,000
PP&E (Note 6)	1,429,000
Right-of-use assets (Note 7)	5,906,000
Contract costs	0
Intangible assets1 (Note 9)	27,653,000
Other long-term assets	0
Goodwill	146,184,000
Current liabilities	(26,904,000)
Long-term debt	(46,730,000)
Lease liabilities	(6,342,000)
Deferred tax liabilities	(560,000)
Retirement benefits obligations (Note 17)	(449,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	118,454,000
Cash acquired	29,006,000
Net assets acquired	147,460,000
Consideration paid	139,643,000
Consideration payable	$ 7,817,000